Nov. 22, 2024
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Investment Objective
Indexperts Yield Focused Fixed Income ETF (the “Fund”) seeks current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the fee table or expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.50%
1. Estimated for the current fiscal year.

Example.
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund seeks to achieve its investment objective by investing primarily in investment grade, fixed income securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities. These fixed-income securities will include corporate bonds, Treasury notes, bills and bonds, asset backed securities and preferred stocks.
The fixed income securities in which the Fund invests will typically be domestic investment grade (rated Baa2 or better by Moody’s Investors Services, Inc. (“Moody’s”) or rated BBB or better by Standard & Poor’s (“S&P”) and unrated securities considered by the Advisor to be of comparable credit quality).  The Fund will invest in these securities with the intention to buy and hold such securities to maturity.  The Fund may invest in fixed-income securities of any maturity or duration.  The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Advisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates.  The Fund may also invest in certain preferred stocks with yields comparable to bonds of similar credit quality.
The Fund will invest in fixed income securities that the Advisor believes will offer attractive cash flow and yield characteristics.  The Fund will invest in fixed income securities across various sectors.  The portfolio will primarily invest in corporate fixed income securities, but it may also hold U.S. Treasuries and preferred stocks based on the Advisor’s view of relative yield based on differences in credit quality in order to achieve some diversity in credit quality, maturity range, and expected duration. Relative yield refers to the typical yield spread differences between bonds with different credit quality and maturities, and the yield difference for the same company issuing both corporate debt and preferred stocks. As the spreads widen or narrow, the relative attractiveness of securities when compared to one another is a factor of consideration in portfolio composition decisions.
The Advisor analyzes fundamental and technical data for investment grade fixed income securities.  The approach screens eligible fixed income securities for credit rating, coupon, yield to worst, and maturity date.  Based upon these variables, weights are then assigned regarding target company and sector exposure. Management then uses the information generated to select fixed income securities that maximize cash flow and yield for the Fund based on current market conditions, the Fund’s current composition of fixed income securities with different credit quality, maturity, and duration, and the Advisor’s assessment of current and expected future fixed income market conditions.  given perceived risk characteristics of a given credit.
The Advisor will review the portfolio and prevailing market conditions at least monthly.  The Advisor may buy or sell a portfolio security as part of this monthly review, or when there is a  reconstitution of the underlying models used to inform security selection.  The models are reviewed for possible reconstitution on a quarterly basis. The Advisor may also sell a portfolio security other than as part of a reconstitution of the models if the Advisor believes there is a possibility or likelihood of a change in the credit quality of such portfolio security, or if there is a potential for negative change in the issuers financial health or future prospects. .
The fund seeks to maintain a 2-4% cash allocation at any given point as a buffer for any additional purchase opportunities that may arise.

Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.  Interim information on the Fund’s results can be obtained by visiting www.indexperts.com and/or https://etfpages.com/YFFI.